Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)		Ordinary Shares	Additional paid-in capital	Retained earnings (Accumulated deficits)	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2020		$ 34,667	$ 17,161,346	$ (7,204,000)	$ (590,660)	$ 9,401,353
Balance (in Shares) at Mar. 31, 2020	[1]	8,666,928
Net income				1,381,258		1,381,258
Issuance of shares for convertible notes principal and interest partial settlement		$ 27,390	7,072,427			7,099,817
Issuance of shares for convertible notes principal and interest partial settlement (in Shares)	[1]	6,847,470
Foreign currency translation gain					638,775	638,775
Balance at Sep. 30, 2020		$ 62,057	24,233,773	(5,822,742)	48,115	18,521,203
Balance (in Shares) at Sep. 30, 2020	[1]	15,514,398
Balance at Mar. 31, 2021		$ 62,057	25,323,747	(9,952,183)	527,786	15,961,407
Balance (in Shares) at Mar. 31, 2021	[1]	15,525,094
Net income				(3,091,824)		(3,091,824)
Shares issued as employee incentives		$ 5,381	1,376,754			1,382,135
Shares issued as employee incentives (in Shares)	[1]	2,084,005
Unearned employee compensation			(691,067)			(691,067)
Shares to be cancelled
Shares to be cancelled (in Shares)	[1]	(738,861)
Foreign currency translation gain					231,034	231,034
Balance at Sep. 30, 2021		$ 67,438	$ 26,009,434	$ (13,044,007)	$ 758,820	$ 13,791,685
Balance (in Shares) at Sep. 30, 2021	[1]	16,870,238

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021.